Quantitative Advisors,
Inc.
                                   55 Old Bedford Road
                                   Lincoln, MA 01773
                                   August 1, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE:  Quantitative Group of Funds (Reg. No. 2-84904) (811-
3790)
     (the "Fund") Post-Effective Amendment No. 23 to
     Registration Statement on Form N-1A

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of
1933, as
amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 23 to the Fund's
Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on July 31, 2002.

     Comments or questions concerning this certificate may be directed to Frederick S. Marius at 781-259-1144.

                         Very truly yours,

                         Quantitative Group of Funds

                              /s/ Frederick S. Marius
                         By:  ------------------
                              Frederick S. Marius
                              President


cc:  Mark P. Goshko, Esq
     Kirkpatrick & Lockhart LLP